Related party transactions - Related party transactions with affiliated company - Additional Information 2 (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended			48 Months Ended
	May 31, 2017 USD ($)	Feb. 15, 2019 USD ($)	Apr. 01, 2010 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2014 USD ($) loans	Sep. 30, 2020	Jun. 30, 2006 USD ($)
Related Party Transaction
Aggregated unpaid principal balance						$ 1,223,205
New loans					$ 8,360	1,491
Family member of management / director | Mortgages
Related Party Transaction
Loans and Leases Receivable, Related Parties					$ 700
Loan Count | loans					3
Family member of management / director | Commercial Loans
Related Party Transaction
Aggregated unpaid principal balance			$ 33,500		$ 31,400
Family member of management / director | Commercial Loans | Note A
Related Party Transaction
Aggregated unpaid principal balance					17,900			$ 19,800
Loan Count | loans								5
Annual Interest Rate								6.00%	4.25%
Family member of management / director | Commercial Loans | Note B
Related Party Transaction
Aggregated unpaid principal balance					13,500			$ 13,500
Loan Count | loans								5
Annual Interest Rate								1.00%	1.00%
Family member of management / director | Residential Mortgage
Related Party Transaction
Current-period gross charge-offs				$ 400
Aggregated unpaid principal balance					200
Financing receivable, period past due							670 days
Loan amortization term			40 years
Loans and Leases Receivable, Related Parties			$ 200							$ 800
Fixed annual rate first five years			2.99%
Fixed annual rate after five years			5.875%
Family member of management / director | First mortgage
Related Party Transaction
Loans and Leases Receivable, Related Parties					$ 500
Loan Count | loans					1
Family member of management / director | Second mortgage
Related Party Transaction
Monthly repayment to loan receivables					$ 1
Repayment supported by promissory note					82
Borrowers made a cash contribution to reduce the principal amount					(30)
Loans and Leases Receivable, Related Parties					$ 100
Loan Count | loans					1
Family member of management / director | Third mortgage
Related Party Transaction
Repayment supported by promissory note					$ 92
Loans and Leases Receivable, Related Parties					100
Related party transaction loan sold between BPPR and Popular Inc | Commercial Loans
Related Party Transaction
Aggregated unpaid principal balance	$ 37,900		$ 40,200		$ 36,600
Other Additional Capital	6,000
Interest Payment		$ 500
Loan amortization term		30 years
Loan renewal term		36 months
Annual Interest Rate		5.75%
New loans	$ 37,900
Reliable Financial Services
Related Party Transaction
Sublease Expense						$ 500
Lease expiration						Apr. 30, 2019